PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, plant and equipment
Property, plant and equipment	¥ 306,096,063		¥ 210,618,873
Less: Accumulated depreciation	(107,051,002)		(59,727,529)
Property, plant and equipment, net	199,045,061	$ 30,504,990	150,891,344
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	74,774,435		47,307,840
Furniture
Property, plant and equipment
Property, plant and equipment	114,908,548		76,258,884
Office and electronic equipment
Property, plant and equipment
Property, plant and equipment	39,607,366		16,909,504
Leasehold improvements
Property, plant and equipment
Property, plant and equipment	7,556,301		4,081,766
Motor vehicles
Property, plant and equipment
Property, plant and equipment	1,548,368		1,173,634
Building and building improvements
Property, plant and equipment
Property, plant and equipment	¥ 67,701,045		¥ 64,887,245